Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consisted of the following:

	December 31,
	2016	2017
Buildings	$18,098,589	$4,764,519
Computers and office equipment	4,711,617	4,498,081
Vehicles	445,391	344,788
Information technology equipment	294,549	263,007
Machinery	210,551	83,175
	$23,760,697	$9,953,570
Less: accumulated depreciation	(9,875,618)	(5,916,276)

	$13,885,079	$4,037,294